Leases - Schedule of Maturities of Operating and Finance Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 59
2027	46
2028	35
2029	26
2030	18
Thereafter	94
Total future undiscounted cash outflows	278
Operating Lease, Liability, Undiscounted Excess Amount	(57)
Total operating leases liabilities	221
Finance Leases
2026	49
2027	32
2028	2
2029	2
2030	2
Thereafter	32
Total future undiscounted cash outflows	119
Finance Lease, Liability, Undiscounted Excess Amount	(16)
Total finance leases liabilities	103
2026	108
2027	78
2028	37
2029	28
2030	20
Thereafter	126
Total future undiscounted cash outflows	397
Effect of discounting	(73)
Total lease liabilities	$ 324	$ 280